Acquisitions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Acquisitions [Abstract]
Acquisitions
10.	Business combination

KCDL

On July 23, 2010 the Company acquired all of the stock of KCDL, a provider of online curriculum and public and private virtual education, by issuing to its parent company, KCDL Holdings LLC, 2,750,000 shares of a new class of stock designated as Series A Special Stock, which had a value at closing of $63.1 million. KCDL Holdings, Inc. is an affiliate of Learning Group, LLC, a related party. The holders of the Series A Special Stock have the right to convert these shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special Stock shall have no voting rights.

The KCDL businesses include: Aventa Learning (online curriculum and instruction), the iQ Academies (statewide virtual public charter schools for middle and high school); and The Keystone School (international online private school). The operating results of KCDL have been included in the Company's condensed consolidated financial statements commencing as of the acquisition date of July 23, 2010. The acquisition of KCDL has been accounted for under the acquisition method of accounting which requires the total purchase price to be allocated to the assets acquired and liabilities to be assumed based on their estimated fair values. The fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The allocation of the consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting, is based on their estimated fair values at the acquisition date and summarized in the following table (in millions):

Amount
As of July 23, 2010
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

The following unaudited pro forma combined results of operations give effect to the acquisition of KCDL, as if it had occurred on July 1, 2010. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent the Company's actual consolidated results of operations had the acquisition occurred on the dates assumed, nor are these financial statements necessarily indicative of the Company's future consolidated results of operations. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies. Pro forma results include non-recurring transaction costs of $1.9 million.

Pro forma Results of Operations	Three months ended September 30, 2010
Revenues	$136,193
Net Income	$568

The American Education Corporation

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum instructional software for kindergarteners through adult learners, for a total cash purchase price of $35.2 million, including certain amounts held in escrow. The escrow amounts include $6.8 million for the achievement of specified financial targets for the quarter-ended December 31, 2010. In March 2011, the specified financial targets were not achieved and consequently, this escrow amount was returned to the Company. In connection with the acquisition, the Company recorded Net Working Capital accounts of $1.9 million, net long term assets of $8.3 million, goodwill of approximately $15.7 million, intangible assets of approximately $4.5 million, and other long term liabilities and taxes payable of $2.0 million. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting is preliminary and based on their estimated fair values as of the acquisition date. The acquisition of AEC has been included in the Company's results since the acquisition date. The AEC acquisition had an immaterial proforma impact on the results for the three month period ended September 30, 2011.

An additional amount of approximately $6.8 million is held in escrow and, if specified claims against AEC arise for which the Company is indemnified, such amounts may be used to satisfy those claims but not to exceed it. K12 is not entitled to any claims against the indemnification escrow amount unless and until the aggregate claim amount exceeds $250,000, at which time K12 is only entitled to reimbursement or any claims are to be paid to the selling AEC shareholders in two 50% installments of the remaining balance of the $6.8 million in the indemnification escrow on June 1, 2011 and December 1, 2011. At September 30, 2011, the Company recognized a liability of $830,000 relating to potential claims offset by a receivable from the escrow account of $580,000. The Company has not incurred any specified claims against AEC to be withdrawn from the indemnification escrow.

Investment in Web International Education Group, Ltd.

On January 3, 2011, K12 invested $10 million in Web International Education Group, Ltd. (Web). This strategic investment gives the Company a 20% minority interest in Web, with the option to purchase no less than 51% of Web before July 1, 2012, and the option to purchase all remaining equity interest between January 1, 2013 and December 31, 2015. Web is a leader in English language training for learners of all ages throughout China, including university students, government workers, and employees of international companies. Web has an extensive network of learning centers in cities throughout China. The proceeds of the investment will primarily be used to expand Web's learning center network into more cities in China. The Company has recorded its investment in Web as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. During the three months ended September 30, 2011, there was no change to the fair value of the Web investment based on the initial cost of the investment and Web's financial performance since the initial investment.

International School of Berne

On April 1, 2011, the Company finalized its acquisition of the operations of the International School of Berne (IS Berne) for 2 million Swiss Francs ($2.2 million). IS Berne is a traditional school located in Berne, Switzerland serving students in grades Pre-K through 12. IS Berne is an International Baccalaureate school in its 50th year of operation. The Company purchased the right to operate IS Berne and substantially all of its assets excluding real estate. The majority of the purchase price has been allocated on a preliminary basis to goodwill.

Acquisition of Assets from Kaplan Virtual Education and Insight Schools, Inc.

On July 1, 2011, the Company acquired certain assets of Kaplan Virtual Education (Kaplan/Insight Assets) for $12.6 million. The Kaplan/Insight Assets included contracts to serve nine virtual charter schools and private virtual high schools throughout the United States that have been integrated into the Company's existing operations. This purchase has been accounted for under the acquisition method of accounting and the fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The acquisition of the Kaplan/Insight Assets has been included in the Company's results of operations since July 1, 2011 and its proforma impact on the periods presented is immaterial. The majority of the purchase price has been allocated on a preliminary basis to goodwill.

13.    Acquisitions

KC Distance Learning, Inc.

On July 23, 2010 the Company acquired all of the stock of KCDL, a provider of online curriculum and public and private virtual education, by issuing to its parent company, KCDL Holdings LLC, 2,750,000 shares of a new class of stock designated as Series A Special Stock, which had a value at closing of $63.1 million. KCDL Holdings, Inc. is an affiliate of Learning Group, LLC, a related party. The holders of the Series A Special Stock initially had no voting rights and no rights of conversion with respect to those shares; however the holders had and continue to have participating rights in all dividends and distributions declared or paid on with respects to common stock of the company.

On December 23, 2010, the Company filed a definitive proxy statement with the Securities and Exchange Commission (SEC) for the stockholder vote. On January 27, 2011, the Company held a Special Meeting at which the stockholders approved conversion and voting rights for the holders of the Series A Special Stock. The holders of the Series A Special Stock now have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special Stock shall have no voting rights. The redemption right of the holders of the Series A Special Stock terminated upon shareholder approval of their conversion and voting rights.

The KCDL businesses include: Aventa Learning (online curriculum and instruction), the iQ Academics (statewide virtual public charter schools for middle and high school); and The Keystone School (international online private school). The operating results of KCDL have been included in the Company's condensed consolidated financial statements commencing as of the acquisition date of July 23, 2010. The acquisition of KCDL has been accounted for under the acquisition method of accounting which requires the total purchase price to be allocated to the assets acquired and liabilities to be assumed based on their estimated fair values. The fair values assigned to the assets acquired and liabilities assumed are based on valuations using management's best estimates and assumptions. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting, is based on their estimated fair values of the acquisition date and summarized in the following table (in millions):

As of July 23, 2010	Amount
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

The following unaudited pro forma combined results of operations give effect to the acquisition of KCDL, as if it had occurred at the beginning of the periods presented. The unaudited pro forma combined results of operations are provided for informational purposes only and do not purport to represent K12s actual consolidated results of operations had the acquisition occurred on the dates assumed, nor are these financial statements necessarily indicative of K12's future consolidated results of operations. K12 expects to incur costs and realize benefits associated with integrating the operations of K12 and KCDL. The unaudited pro forma combined results of operations do not reflect the costs of any integration activities or any benefits that may result from operating efficiencies or revenue synergies. Pro forma results include non-recurring transaction costs of $1.9 million.

	Year ended June 30,
Pro forma Results of Operations (unaudited, in thousands)	2011	2010
Revenues	$523,755	$421,119
Net Income	$10,839	$18,082

The American Education Corporation

On December 1, 2010, the Company acquired The American Education Corporation (AEC), a leading provider of research-based core curriculum instructional software for kindergarteners through adult learners, for a total cash purchase price of $35.2 million, including certain amounts held in escrow. The escrow amounts include $6.8 million for the achievement of specified financial targets for the quarter-ended December 31, 2010. In March 2011, the specified financial targets were not achieved and consequently, this escrow amount was returned to the Company. In connection with the acquisition, the Company recorded Net Working Capital accounts of $1.9 million, net long term assets of $8.3 million, goodwill of approximately $15.7 million, intangible assets of approximately $4.5 million, and other long term liabilities and taxes payable of $2.0 million. The acquisition of AEC has been included in the Company's results since the acquisition date of December 1, 2010. The AEC acquisition had an immaterial proforma impact on 2011 and 2010 results. The allocation of the estimated consideration to the identifiable tangible and intangible assets and liabilities assumed under the purchase method of accounting is preliminary and based on their estimated fair values as of the acquisition date.

An additional amount of approximately $6.8 million is held in escrow and, if specified claims against AEC arise for which the Company is indemnified, such amounts may be used to satisfy those claims but not to exceed it. K12 is not entitled to any claims against the indemnification escrow amount unless and until the aggregate claim amount exceeds $250,000, at which time K12 is only entitled to reimbursement or any claims are to be paid to the selling AEC shareholders in two 50% installments of the remaining balance of the $6.8 million in the indemnification escrow on June 1, 2011 and December 1, 2011. At June 30, 2011, the Company recognized a liability of $830,000 relating to potential claims offset by a receivable from the escrow account of $580,000. As of June 30, 2011, the Company has not incurred any specified claims against AEC to be withdrawn from the indemnification escrow.

Investment in Web International Education Group, Ltd.

On January 3, 2011, K12 invested $10 million in Web International Education Group, Ltd. (Web). This strategic investment gives the Company a 20% minority interest in Web, with the option to purchase no less than 51% of Web before July 1, 2012, and the option to purchase all remaining equity interest between January 1, 2013 and December 31, 2015. Web is a leader in English language training for learners of all ages throughout China, including university students, government workers, and employees of international companies. Web has an extensive network of learning centers in cities throughout China. The proceeds of the investment will be primarily be used to expand Web's learning center network into more cities in China. The Company has recorded its investment in Web as an available for sale debt security because of our ability to put the investment to other Web shareholders in return for the original $10 million purchase price plus interest. During the six months ended June 30, 2011, there was no change to the fair value of the Web investment based on the initial cost of the investment and Web's financial performance since the initial investment.

International School of Berne

On April 1, 2011, the Company finalized its acquisition of the operations of the International School of Berne (IS Berne), a traditional school located in Berne, Switzerland serving students in grades Pre-K through 12. IS Berne is an International Baccalaureate school in its 50th year of operation. The Company purchased the right to operate IS Berne and substantially all of its assets excluding real estate. The majority of the purchase price has been allocated on a preliminary basis to goodwill.